Consolidated Statements of Cash Flows - Schedule of Consolidated Statement of Cash Flows (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	CAD (59)	CAD 249
Due from related parties	(40)	40
Materials and supplies	2	2
Prepaid expenses and other assets	(17)	12
Accounts payable	18	(26)
Accrued liabilities	52	(27)
Due to related parties	113	(95)
Accrued interest	9	(4)
Long-term accounts payable and other liabilities	6
Post-retirement and post-employment benefit liability	84	41
Changes in non-cash balances related to operations, Total	168	192
Capital Expenditures
Capital investments in property, plant and equipment	(1,624)	(1,622)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	30	28
Capital expenditures - property, plant and equipment	(1,594)	(1,594)
Capital investments in intangible assets	(67)	(40)
Net change in accruals included in capital investments in intangible assets	6	3
Capital expenditures - intangible assets	(61)	(37)
Supplementary Information
Net interest paid	418	416
Income taxes / PILs paid	CAD 30	CAD 2,928